Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		70 Months Ended	79 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Statements Of Operations
Net Revenues
Operating expenses:
Professional fees	37,446	2,500	97,058	36,769	44,188	99,282	312,566	409,624
Consulting fees	364,643	298,471	2,180,240	677,272	763,542	523,285	1,286,827	3,467,067
General and administrative expenses	18,201	3,196	30,453	16,987	18,574	67,968	98,264	128,717
Impairment loss					106,000		106,000	106,000
Mining and exploration costs	121,757	33,223	223,371	111,150	146,456	182,561	329,017	552,388
Total operating expenses	542,047	337,390	2,531,122	842,178	1,078,760	873,096	2,132,674	4,663,796
Operating Loss	(542,047)	(337,390)	(2,531,122)	(842,178)	(1,078,760)	(873,096)	(2,132,674)	(4,663,796)
Other expense:
Liquidated damage	(40,500)		(121,500)					(121,500)
Loss on future sales	(261,500)		(1,551,500)					(1,551,500)
Interest expense, net	(202,346)	(920)	(221,074)	(2,161)	(2,939)	(5,654)	(22,754)	(243,828)
Amortization of debt discount	(112,500)		(460,000)			(19,723)	(19,723)	(479,723)
Total other expenses, net	(616,846)	(920)	(2,354,074)	(2,161)	(2,939)	(25,377)	(42,477)	(2,396,551)
Net Loss	$ (1,158,893)	$ (338,310)	$ (4,885,196)	$ (844,339)	$ (1,081,699)	$ (898,473)	$ (2,175,151)	$ (7,060,347)
Basic and diluted loss per share	$ (0.01)	$ 0.00	$ (0.04)	$ (0.01)	$ (0.01)	$ (0.01)
Weighted average common shares outstanding	164,836,747	101,942,516	130,490,215	100,885,923	101,744,739	103,239,507